Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Feb. 28, 2017	Dec. 31, 2016
Deferred tax assets gross	$ 102,953	$ 167,095
Less: valuation allowance	(102,953)	(167,095)
Deferred tax assets
United States of America [Member]
Net operating loss carryforwards	62,732	1,528
Hong Kong [Member]
Net operating loss carryforwards	2,880
China [Member]
Net operating loss carryforwards	$ 37,341	$ 165,567